Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Long-term Debt - Principal payments
June 30, 2017	$ 0
June 30, 2018	0
June 30, 2019	288,122
June 30, 2020	218,939
June 30, 2021	131,636
June 30, 2022 and thereafter	132,892
Total Long term debt	771,589
Unamortized Deferred financing fees	9,992
Total Long term debt, net	761,597
Current portion of long term debt	0	$ 127,141
Long term debt, net	$ 761,597	$ 720,237